Result of Operations - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reporting entity [abstract]
Employee expenses	€ 1,951	€ 1,507
Consulting fees	865	1,221
Share-based payments	776	1,237
Communication & Marketing	339	448
Rent & Insurances	231	601
Travel & living	166	128
Depreciation	177	136
Others	0	179
Total general and administrative expenses	€ 4,506	€ 5,457